CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Tangible fixed assets
Vessels and capitalized dry-docking (Note 7,8,16)	$ 1,294,472	$ 1,343,778
Prepayments on vessels (Note 7)	88,378	44,036
Other plant and operating equipment (Note 7)	1,945	1,836
Total tangible fixed assets	1,384,795	1,389,650
Financial assets
Investments in joint ventures	324	322
Other investments	5	4
Total financial assets	329	326
Total non-current assets	1,385,124	1,389,976
CURRENT ASSETS
Bunkers	33,204	31,616
Freight receivables (Note 10)	71,281	62,533
Other receivables (Note 11)	11,787	8,134
Prepayments	4,422	3,024
Cash and cash equivalents	134,207	75,971
Current assets, excluding assets held-for-sale	254,901	181,278
Assets held-for-sale (Note 23)	6,550
Total current assets	261,451	181,278
TOTAL ASSETS	1,646,575	1,571,254
EQUITY
Common shares (Note 13)	623	623
Treasury shares (Note 13)	(2,887)	(2,887)
Hedging reserves	7,309	390
Translation reserves	280	(80)
Retained profit	785,725	782,532
Total equity	791,050	780,578
NON-CURRENT LIABILITIES
Deferred tax liability (Note 12)	44,906	44,967
Mortgage debt and bank loans (Note 2,15,16,18)	629,198	593,912
Finance lease liabilities (Note 18,23)	25,294
Total non-current liabilities	699,398	638,879
CURRENT LIABILITIES
Mortgage debt and bank loans (Note 2,15,16,18)	91,720	75,652
Finance lease liabilities (Note 18,23)	2,899	13,624
Trade payables (Note 18)	26,150	28,498
Current tax liabilities	1,393	773
Other liabilities (Note 14,18)	33,822	33,055
Deferred income	143	195
Total current liabilities	156,127	151,797
Total liabilities	855,525	790,676
TOTAL EQUITY AND LIABILITIES	$ 1,646,575	$ 1,571,254